MATERIAL EVENTS (Details Narrative) - USD ($)	1 Months Ended
	Mar. 25, 2021	Nov. 30, 2018	Feb. 10, 2021	Nov. 30, 2020
Aggregate principal amount	$ 1,666,667
Original issue discount	166,667
Purchase price of note	1,500,000
Initial tranche, amount	700,000
Debt conversion face amount	$ 777,778
Anti dilutive securities description	The Warrants have a term of 60 months, and contain full-ratchet anti-dilution protection provisions, and have an exercise price of $1.50 per share for 50% of the Warrants, and $2.00 per share for 50% of the Warrants
Benefically ownership percantage	4.99%
Mr. Glass [Member]
Stock issued during the period, shares		12,000,000
Stock issued during the period, value		$ 120
Mr. Michael Hill [Member]
Monthy compensation amount				$ 25,000
Investors [Member]
Stock issued during the period, shares	116,667
Interest rate description	The Note provides that the Investor may not convert any amount of the Note that would result in the beneficial ownership of greater than 4.99% of the outstanding shares of the Company, with the exception that the beneficial ownership limitation may be waived up to a maximum of 9.99% at the election of the Investor, with not less than 61 days prior notice
Series C Preferred Stock [Member]
Preferred stock shares received upon merger			3,000,000
Series A Preferred Stock [Member]
Preferred stock shares received upon merger			10,000
Series B Preferred Stock [Member]
Preferred stock shares received upon merger			800